CAPITAL STOCK (Tables)	3 Months Ended
Jun. 30, 2021
Capital Stock
Common shares: Unlimited number of common shares without par value

	Three Months Ended June 30,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	12,084	$130,649	10,988	$117,817
Shares issued in a private placement, net of share issue costs	1,241	27,216	698	6,732
Shares issued for services	1	30	–	–
Balance, end of period	13,326	$157,895	11,686	$124,549

(c)	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.